Intangible assets - Disclosure of detailed information about intangible assets (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	€ 1,556	€ 43,260	€ 44,192
Acquisitions	0		0
Additional considerations	2,000		0
Disposals	0		0
Amortizations	(2,651)		(940)
Transfers	0		0
Intangible assets other than goodwill at end of period	903	1,556	43,260
Monalizumab agreement
Disclosure of detailed information about intangible assets [line items]
Amortizations	(651)		(903)
PH5401 (Anti-C5aR) Rights Acquired From Novo Nordisk A/S
Disclosure of detailed information about intangible assets [line items]
Impairment of intangible assets		41,000
Agreement with Orega Biotech
Disclosure of detailed information about intangible assets [line items]
Amortizations	(2,000)
Purchased licenses
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	1,556	2,221	3,161
Acquisitions	0		0
Additional considerations	2,000		0
Disposals	0		0
Amortizations	(2,651)		(940)
Transfers	0		0
Intangible assets other than goodwill at end of period	903	1,556	2,221
Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	0	29	29
Acquisitions	0		0
Additional considerations	0		0
Disposals	0		0
Amortizations	0		0
Transfers	0		0
Intangible assets other than goodwill at end of period	0	0	29
In progress
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	0	41,000	41,000
Acquisitions	0		0
Additional considerations	0		0
Disposals	0		0
Amortizations	0		0
Transfers	0		0
Intangible assets other than goodwill at end of period	€ 0	€ 0	€ 41,000